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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2007
                                                -------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                ------------

   This Amendment (Check only one.):      |_| is a restatement.
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:       First Q Capital, LLC
             -----------------------------------------------------
 Address:    888 San Clemente Drive, Suite 180
             -----------------------------------------------------
             Newport Beach, California 92660
             -----------------------------------------------------

             -----------------------------------------------------

 Form 13F File Number:  28 -     12239
                                 ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Joseph S. Schuchert III
               ---------------------------------------------------
 Title:        Managing Director
               ---------------------------------------------------
 Phone:        (949) 720-3000
               ---------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Joseph S. Schuchert III     Newport Beach, California      May 9, 2007
------------------------------- ---------------------------- -------------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ----------------------

Form 13F Information Table Entry Total:    71
                                           ----------------------

Form 13F Information Table Value Total:    $ 207,894
                                           ----------------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ACA Capital Holdings              Comm       000833103    654       46664     SH            YES       NONE     X
Accuride Corp.                    Comm       004398103    896       61345     SH            YES       NONE     X
Aercap Holdings                   Comm       N009855106   877       30133     SH            YES       NONE     X
Allied World Assurance Holdings   Comm       G0219G203    687       16069     SH            YES       NONE     X
Altra Holdings                    Comm       02208R106    429       31308     SH            YES       NONE     X
American Reprographics            Comm       029263100    5820     189008     SH            YES       NONE     X
Aspen Insurance Holdings          Comm       G05384105    690       26324     SH            YES       NONE     X
Asset Acceptance Corp.            Comm       04543P100    807       52181     SH            YES       NONE     X
Bare Escentuals                   Comm       067511105    848       23632     SH            YES       NONE     X
Basic Energy Services             Comm       06985P100    4159     178488     SH            YES       NONE     X
Blackboard Inc.                   Comm       091935502    305       9082      SH            YES       NONE     X
Bluelinx Holdings                 Comm       0962H109     717       68324     SH            YES       NONE     X
Brookdale Senior Living Inc.      Comm       112463104    8259     184940     SH            YES       NONE     X
Builders Firstsource Inc.         Comm       12008R107    6299     391950     SH            YES       NONE     X
Burger King Holdings              Comm       121208201    708       32785     SH            YES       NONE     X
Carrols Holdings                  Comm       14574X104    798       55017     SH            YES       NONE     X
CB Richard Ellis Group            Comm       12497T101    9708     284024     SH            YES       NONE     X
Celanese Corp.                    Comm       150870103   10714     347398     SH            YES       NONE     X
Chart Industries                  Comm       16115Q308    748       41215     SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Claymont Steel Holdings           Comm       18382P104    399       20000     SH            YES       NONE     X
Commvault Systems                 Comm       204166102    805       49684     SH            YES       NONE     X
Corel Corp.                       Comm       21869X103    663       51630     SH            YES       NONE     X
Dealertrack Holdings Inc.         Comm       242309102    685       22293     SH            YES       NONE     X
Dominos Pizza                     Comm       25754A201    776       23910     SH            YES       NONE     X
Dresser-Rand Group                Comm       261608103   12498     410308     SH            YES       NONE     X
Exlservice Holdings Inc.          Comm       302081104    795       38517     SH            YES       NONE     X
Fairpoint Communications Inc.     Comm       305560104    188       9799      SH            YES       NONE     X
First Mercury Financial           Comm       320841109    596       29017     SH            YES       NONE     X
FTD Group                         Comm       30267U108    812       49141     SH            YES       NONE     X
Gatehouse Media                   Comm       367348109    751       36984     SH            YES       NONE     X
Genco Shipping & Trading Ltd.     Comm       Y2685T107    785       24689     SH            YES       NONE     X
Goodman Global Inc.               Comm       38239A100   20050     1137939    SH            YES       NONE     X
Herbalife Ltd.                    Comm       G4412G101    799       20397     SH            YES       NONE     X
Horizon Lines                     Comm       44044K101    812       24728     SH            YES       NONE     X
Interline Brands                  Comm       458743101    793       36189     SH            YES       NONE     X
IPG Photonics                     Comm       44980X109    802       41788     SH            YES       NONE     X
ITC Holdings                      Comm       465685105    790       18248     SH            YES       NONE     X
J Crew Group                      Comm       46612H402    702       17485     SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

K & F Industry Holdings           Comm       482241106    544       20200     SH            YES       NONE     X
Kenexa Corp.                      Comm       488879107    816       26200     SH            YES       NONE     X
Koppers Holdings                  Comm       50060P106    5038     196331     SH            YES       NONE     X
Marketaxess                       Comm       57060D108    816       48757     SH            YES       NONE     X
MWI Veterinary                    Comm       55402X105    828       25076     SH            YES       NONE     X
National Cinemedia                Comm       635309107    807       30230     SH            YES       NONE     X
Neustar Inc.                      Comm       64126X201    809       28445     SH            YES       NONE     X
New York & Co.                    Comm       649295102    796       50396     SH            YES       NONE     X
Nymex Holdings                    Comm       62948N104    778       5728      SH            YES       NONE     X
Obagi Medical Product             Comm       67423R108    754       51191     SH            YES       NONE     X
Optionsxpress Holdings            Comm       684010101    712       30237     SH            YES       NONE     X
Pike Electric                     Comm       721283109    813       44942     SH            YES       NONE     X
PRA International                 Comm       69353C101    8253     382794     SH            YES       NONE     X
Prestige Brands Holdings          Comm       74112D101    799       67432     SH            YES       NONE     X
Regency Energy Partners           Comm       75885Y107    685       26032     SH            YES       NONE     X
Rocwood Holdings                  Comm       774415103    802       28985     SH            YES       NONE     X
Ruth Chris Steak                  Comm       783332109    806       39582     SH            YES       NONE     X
Seabright Insurance               Comm       811656107    824       44796     SH            YES       NONE     X
Seagate Technology                Comm       G7945J104   15333     658079     SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Sealy Corp.                       Comm       812139301    798       45667     SH            YES       NONE     X
Smart Modular Technologies        Comm       G82245104    4739     370488     SH            YES       NONE     X
Spirit Aerosystems                Comm       848574109    798       25056     SH            YES       NONE     X
Syniverse Holdings                Comm       87163F106    799       75829     SH            YES       NONE     X
Town Sports International         Comm       89214A102    812       37234     SH            YES       NONE     X
Transdigm Group                   Comm       893641100   29706     816539     SH            YES       NONE     X
TRW Automotive                    Comm       87264S106    808       23205     SH            YES       NONE     X
Verifone Holdings                 Comm       92342Y109    809       22019     SH            YES       NONE     X
Warner Chilcott                   Comm       G9435N108    8376     565540     SH            YES       NONE     X
Warner Music Group                Comm       934550104    2465     144507     SH            YES       NONE     X
Weight Watchers International     Comm       948626106   11590     251454     SH            YES       NONE     X
WNS Holdings                      Comm       92932M101    822       28208     SH            YES       NONE     X
Xerium Technologies               Comm       98416J100    589       73421     SH            YES       NONE     X
Xyratex                           Comm       G98268108    5146     215600     SH            YES       NONE     X